INCOME TAX - Benefit (provision) for income taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2025
Current Tax:
State			$ 3,170		$ 1,556
Total current			3,170		1,556
Deferred Tax:
Federal			(546,276)		(209,219)
State			(26,630)		(51,718)
Total deferred			(572,906)		(260,937)
Income tax benefit	$ (563,736)	$ 318,313	$ (569,736)	$ 581,118	$ (259,381)